Consolidated Statements of (Loss) Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 2,343,634	$ 2,110,466	$ 1,851,968
Cost of revenues (exclusive of depreciation and amortization shown below)	1,509,882	1,362,980	1,162,770
Selling, general and administrative expenses	661,025	602,657	581,806
Depreciation	34,782	30,694	27,982
Amortization of intangible assets	37,213	17,461	18,544
Acquisition-related items (note 5)	10,498	16,326	4,649
Operating earnings	90,234	80,348	56,217
Interest expense	22,547	20,609	17,965
Interest income	(1,046)	(1,044)	(1,167)
Other (income) expense, net (note 6)	(1,531)	(2,441)	6,317
Earnings before income tax	70,264	63,224	33,102
Income tax expense (recovery) (note 16)	22,624	21,007	(43,823)
Net earnings from continuing operations	47,640	42,217	76,925
Net (loss) earnings from discontinued operations, net of income tax (note 4)	(5,997)	(1,328)	22,878
Net earnings	41,643	40,889	99,803
Non-controlling interest share of earnings	18,252	13,908	12,752
Non-controlling interest redemption increment (note 13)	41,430	21,131	12,941
Net (loss) earnings attributable to Company	(18,039)	5,850	74,110
Preferred share dividends	3,146	9,603	9,971
Net (loss) earnings attributable to common shareholders	$ (21,185)	$ (3,753)	$ 64,139
Basic
Continuing operations (in Dollars per share)	$ (0.46)	$ (0.08)	$ 1.37
Discontinued operations (in Dollars per share)	$ (0.18)	$ (0.04)	$ 0.76
Basic (in Dollars per share)	$ (0.64)	$ (0.12)	$ 2.13
Diluted
Continuing operations (in Dollars per share)	$ (0.46)	$ (0.08)	$ 1.35
Discontinued operations (in Dollars per share)	$ (0.18)	$ (0.04)	$ 0.75
Diluted (in Dollars per share)	$ (0.64)	$ (0.12)	$ 2.10